Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted income loss per share
	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(16,081,424)	$(6,204,565)
Denominator:
Basic and diluted weighted average shares outstanding	34,280,137	29,956,393

Basic and diluted loss per share	$(0.47)	$(0.21)